Current Assets - Trade and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Current Assets - Trade and Other Receivables, Net [Abstract]
Schedule of Current Assets - Trade and Other Receivables, Net
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Trade receivables	752,584	664,315
Other receivables	196,641	313,263
	949,225	977,578